ING INVESTORS TRUST

ING BlackRock Inflation Protected Bond Portfolio

ING Stock Index Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated March 15, 2010

to the Portfolios’ Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”) Prospectus,

and Service Class (“Class S”) Prospectus (each a “Prospectus” and collectively the “Prospectuses”)

each dated May 1, 2009

Effective March 15, 2010, ING BlackRock Inflation Protected Bond Portfolio’s adviser, Directed Services LLC, has agreed to waive a portion of its advisory fee payable by the Portfolio.  In addition, effective March 15, 2010, ING Stock Index Portfolio’s distributor, ING Funds Distributor, LLC, has agreed to waive a portion of it’s shareholder service fee payable by the Portfolio with respect to the Portfolio’s Class S shares. The Prospectuses are revised as follows:

ADV Class Prospectus

Footnote (5) to the table entitled “ADV Class Shares — Annual Portfolio Operating Expenses Paid” in the section entitled “Portfolio Fees and Expenses” found on page 13 of the ADV Class Prospectus is revised to add the following:

(5)       Pursuant to a side agreement dated March 15, 2010, for ING BlackRock Inflation Protected Bond Portfolio, Directed Services LLC has agreed to limit the Portfolio’s expenses to 1.10% through May 1, 2011.  There is no guarantee this side agreement will continue after that date. This side agreement will only renew if Directed Services, LLC elects to renew it.  Any fees waived or expenses reimbursed by Directed Services LLC during the term of this side agreement will not be eligible for recoupment.

Class I Prospectus

Footnote (4) to the table entitled “Class I Shares — Annual Operating Expenses” in the section entitled “Portfolio Fees and Expenses” found on page 12 of the Class I Prospectus is revised to include the following:

(4)       Pursuant to a additional side agreement dated March 15, 2010, for ING BlackRock Inflation Protected Bond Portfolio, Directed Services LLC has agreed to limit the Portfolio’s expenses to 0.50% through May 1, 2011. There is no guarantee this side agreement will continue after that date. This side agreement will only renew if Directed Services LLC elects to renew it. Any fees waived or expenses reimbursed by Directed Services LLC during the term of this side agreement will not be eligible for recoupment.

Class S Prospectus

1.             Footnote (4) to the table entitled “Class S Shares — Annual Portfolio Operating Expenses” in the section entitled “Portfolio Fees and Expenses” found on page 12 of the Class S Prospectus is revised to include the following:

(4)           Pursuant to a side agreement dated March 15, 2010, for ING BlackRock Inflation Protected Bond Portfolio, Directed Services LLC has agreed to limit the Portfolio’s expenses to 0.75% through May 1, 2011. There is no guarantee this side agreement will continue after that date. This side agreement will only renew if Directed Services LLC elects to renew it. Any fees waived or expenses reimbursed by Directed Services LLC during the term of this side agreement will not be eligible for recoupment.  Additionally, pursuant to a side agreement dated March 15, 2010, for ING Stock Index Portfolio, ING Funds Distributor, LLC has agreed to waive 0.01% of its service fee for Class S shares through May 1, 2011.  There is no guarantee this side agreement will continue after that date.  This side agreement will only renew if ING Funds Distributor, LLC elects to renew it.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING BlackRock Inflation Protected Bond Portfolio

ING Stock Index Portfolio

 (each a “Portfolio” and collectively the “Portfolios”)

Supplement dated March 15, 2010 to the Portfolios’

Adviser (“ADV”) Class, Institutional Class (“Class I”), Service Class (“Class S”) and

Service 2 Class (“Class S2”) shares

Statement of Additional Information (“SAI”)

dated May 1, 2009

Effective March 15, 2010, ING BlackRock Inflation Protected Bond Portfolio’s adviser, Directed Services LLC, has agreed to waive a portion of its advisory fee payable by the Portfolio.  In addition, effective March 15, 2010, ING Stock Index Portfolio’s distributor, ING Funds Distributor, LLC, has agreed to waive a portion of it’s shareholder service fee payable by the Portfolio with respect to the Portfolio’s Class S shares.  The Portfolios’ SAI is revised as follows:

1.                                       The following is added to the second paragraph of the section entitled “Expense Limitation Agreements” found on page 231 of the Portfolios’ SAI:

Additionally, pursuant to a side agreement effective March 15, 2010, Directed Services LLC has agreed to waive its advisory fee in amounts necessary to limit the total operating expenses of ING BlackRock Inflation Protected Bond Portfolio to 1.10% for ADV Class shares, 0.50% for Class I shares and 0.75% for Class S shares through at least May 1, 2011. There is no guarantee this side agreement will continue after that date. This side agreement will only renew if Directed Services LLC elects to renew it.  Any fees waived or expenses reimbursed by Directed Services LLC during the term of this side agreement will not be eligible for recoupment.

2.                                       The following is added to the second paragraph of the section entitled “Distribution of Trust Shares — Shareholder Service Plan for Class S and Service 2 Class Shares only” found on page 235 of the Portfolios’ SAI:

Pursuant to a side agreement, the Distributor has agreed to waive 0.01% of the service fee payable for Class S shares of ING Stock Index Portfolio. The service fee waiver will continue through at least May 1, 2011.  There is no guarantee that the service fee waiver will continue after that date. The service fee waiver will continue only if the Distributor elects to renew it. In any event, ING Stock Index Portfolio will notify its Class S shareholders if it intends to pay the Distributor more than 0.24% (not to exceed 0.25% under the current Shareholder Service Plan) for the Class S shares of the ING Stock Index Portfolio in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE